CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	¥ 1,759,126,853	$ 251,551,794	¥ 1,017,148,142		¥ 4,440,131,180
Restricted cash	34,931	4,995	83,387
Restricted cash included in other non-current assets	22,046,995		20,179,754		68,859,138
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	¥ 1,781,208,779	$ 254,709,468	¥ 1,037,411,283	$ 148,347,841	¥ 4,508,990,318	¥ 4,047,659,499